Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEFR14A
Amendment Flag	true
Entity Registrant Name	Adicet Bio, Inc.
Entity Central Index Key	0001720580
Amendment Description	This Amendment No. 1 (this Amended Proxy Statement) amends and restates in its entirety the Definitive Proxy Statement on Schedule 14A of Adicet Bio, Inc. (the Company) that was originally filed with the Securities and Exchange Commission on April 23, 2024 (the Original Proxy Statement). This Amended Proxy Statement is being filed for the sole purpose of clarifying the voting standards with respect to broker non-votes on Proposal Nos. 3, 4, 5 and 6. Other than these changes on pages 5, 22, 24, 26 and 27, this Amended Proxy Statement does not otherwise modify or update any other disclosures presented in the Original Proxy Statement.You should read this Amended Proxy Statement in its entirety and in place of the Original Proxy Statement. The Company will make available to its stockholders this Amended Proxy Statement in lieu of the Original Proxy Statement.